Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration risk percentage	100.00%	100.00%	100.00%
Percentage of discount	10.00%
Asset retirement obligations, noncurrent	$ 321,253	$ 222,344
Percentage of cap on sale proceeds	65.00%
Percentage of operating cost per bbl multiplying NSO	80.00%
Percentage of additional profit sharing on remaining sale proceeds	26.7857%
Percentage of remaining sale proceeds	35.00%
Kruh Block KSO [Member]
Percentage of cap on sale proceeds	80.00%
Percentage of operating cost per bbl multiplying NSO	80.00%
Percentage of additional profit sharing on remaining sale proceeds	23.5294%
Percentage of remaining sale proceeds	20.00%